Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Notional amount	$ 479,636,814	$ 326,569,454
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	211,952,156	55,717,869
Banco de Galicia y Bs.As. S.A.U.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	95,105,445	170,713,020
For appraisals from repo transactions	23,550,239	6,190,875
For debit / credit cards transactions	118,725,137	51,709,650
For attachments	14,177	24,482
Liquid offsetting entry required to operate as CNV agent	2,271,049	1,788,075
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	0	0
Guarantees for the Regional Economies Competitiveness Program	8,516	320,749
For other transactions (includes guarantees linked to rental contracts)	256,249	437,708
Banco de Galicia y Bs.As. S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	211,952,156	55,717,872
For surety guarantees	47,128,591	401,583,638
Banco GGAL S.A.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	154,329,554	0
For appraisals from repo transactions	24,420,751	0
For debit / credit cards transactions	36,975,390	0
For attachments	709,127	0
Liquid offsetting entry required to operate as CNV agent	332,142	0
For other transactions (includes guarantees linked to rental contracts)	153,296	0
For surety guarantees	$ 124,011,157	$ 0